Shareholder Fees {- Fidelity Money Market Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-10 | Fidelity Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none